Leuthold Core ETF
Schedule of Investments
December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 91.7%	Shares	Value
Direxion Daily S&P 500 Bear 1x Shares	353,796	$3,336,296
Invesco Building & Construction ETF	8,847	819,144
Invesco CurrencyShares Euro Currency Trust	8,137	882,498
Invesco CurrencyShares Japanese Yen Trust (a)	5,060	296,870
Invesco KBW Bank ETF	7,901	665,975
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	60,926	3,474,610
iShares 1-3 Year Treasury Bond ETF	128,925	10,677,568
iShares 5-10 Year Investment Grade Corporate Bond ETF	19,692	1,061,005
iShares 7-10 Year Treasury Bond ETF	11,377	1,094,012
iShares Biotechnology ETF	16,778	2,831,623
iShares International Treasury Bond ETF	14,736	613,902
iShares MBS ETF	10,149	966,388
iShares MSCI Global Metals & Mining Producers ETF	16,837	864,412
iShares U.S. Healthcare Providers ETF	53,351	2,557,754
iShares U.S. Insurance ETF	6,288	856,111
iShares U.S. Transportation ETF	16,645	1,240,219
SPDR Bloomberg International Corporate Bond ETF	21,142	678,870
SPDR Bloomberg International Treasury Bond ETF	72,200	1,626,666
State Street Communication Services Select Sector SPDR ETF	25,980	3,058,366
State Street Financial Select Sector SPDR ETF	134,517	7,367,496
State Street Health Care Select Sector SPDR ETF	18,657	2,888,104
State Street Industrial Select Sector SPDR ETF	5,800	899,696
State Street SPDR S&P Capital Markets ETF	3,788	567,932
State Street SPDR S&P Retail ETF	9,498	810,084
State Street Technology Select Sector SPDR ETF	62,110	8,941,977
VanEck Gold Miners ETF/USA	28,954	2,483,384
VanEck Oil Services ETF	2,130	606,560
VanEck Pharmaceutical ETF	8,108	836,502
Vanguard Short-Term Inflation-Protected Securities ETF	14,263	705,448
TOTAL EXCHANGE TRADED FUNDS (Cost $55,273,638)		63,709,472

TOTAL INVESTMENTS - 91.7% (Cost $55,273,638)		63,709,472
Money Market Deposit Account - 8.4% (b)		5,831,626
Liabilities in Excess of Other Assets - (0.1)%		(77,389)
TOTAL NET ASSETS - 100.0%		$69,463,709

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Leuthold Core ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$63,709,472	$–	$–	$63,709,472
Total Investments	$63,709,472	$–	$–	$63,709,472

Refer to the Schedule of Investments for further disaggregation of investment categories.